Nature of operations and reorganization - Establishment of Jianpu, its subsidiaries and VIE in the Reorganization (Details)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
RDD
Establishment of Jianpu, its subsidiaries and VIE in the Reorganization
Percentage of direct or Indirect economic interest in VIEs	100.00%	100.00%
Jianpu HK
Establishment of Jianpu, its subsidiaries and VIE in the Reorganization
Percentage of direct or Indirect economic interest	100.00%	100.00%
RQN
Establishment of Jianpu, its subsidiaries and VIE in the Reorganization
Percentage of direct or Indirect economic interest		100.00%